Issued Capital (Details) - Schedule of ordinary share capital - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Ordinary Share Capital Abstract
Balance, shares	9,329,420	6,513,671	3,377,386
Balance	$ 48,144,406	$ 32,089,997	$ 18,902,029
Issue of shares for cash, shares	7,822,771	2,795,237	1,643,406
Issue of shares for cash	$ 31,424,160	$ 16,019,301	$ 7,121,283
Issue of shares for conversion of debt, shares	1,172,563		988,408
Issue of shares for conversion of debt	$ 5,039,239		$ 4,122,562
Issue of shares for services, shares		20,512	4,471
Issue of shares for services		$ 97,282	$ 23,249
Issuance of shares for execution of share options, shares	2,200,000
Issuance of shares for execution of share options	$ 5,082,000
Issue of shares for acquisition of shares in subsidiary companies, shares			500,000
Issue of shares for acquisition of shares in subsidiary companies			$ 2,060,000
Legal expenses in respect of issuance of shares, shares
Legal expenses in respect of issuance of shares		$ (62,174)	$ (139,126)
Balance, shares	20,524,754	9,329,420	6,513,671
Balance	$ 89,689,805	$ 48,144,406	$ 32,089,997